ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable:
Gross	43,191	64,596
Unearned interest	(995)	(1,061)
Total accounts receivable	42,196	63,535
Less: allowance for credit losses	9,214	14,987
Accounts receivable, net	32,982	48,548

Summary of classification of accounts receivable

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable – current portion	32,790	48,458
Accounts receivable – non-current portion	192	90
Total accounts receivable, net	32,982	48,548

Summary of allowance for doubtful accounts

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	—	2,251	9,214
Additions charged to bad debt expense	2,251	6,963	5,773
Balance at the end of the year	2,251	9,214	14,987